Equipment - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Additions	$ 2,100,305	$ 0
Depreciation, right-of-use assets	742,272	609,587
Office equipment [member]
Statement1 [Line Items]
Right of use asset	3,463,358	1,986,747
Vehicles [member]
Statement1 [Line Items]
Right of use asset	$ 80,343	$ 230,178